Stockholders' Equity	12 Months Ended
Sep. 27, 2013
Equity [Abstract]
Stockholders' Equity

18. STOCKHOLDERS’ EQUITY

Special Dividend—On January 4, 2011, in connection with the Class B issuance, the Company declared and paid a special dividend of $80 million to Class A and common stockholders of record on that date, including $863,000 held in escrow pursuant to a merger in fiscal 2010. Dividends of $0.63 per share, $0.81 per share and $2.44 per share were payable to the record holders as of January 4, 2011 of the Company’s Series A-1, Series A-2 and common stock, respectively, aggregating $80.0 million. Pursuant to the terms of an escrow agreement, $228,000 was reclaimed by the Company upon resolution of an indemnification claim against the escrow and the reclaim of certain shares of Series A-2 in fiscal year 2012.

Common Stock Warrants—In connection with the Class B issuance, the Company issued warrants to purchase 1,281,358 shares of common stock for $14.05 per share. The warrants expire December 21, 2020, or earlier as per the terms of the agreement, including immediately following consummation of a sale of all or substantially all assets or capital stock or other equity securities of the Company, including by merger, consolidation, recapitalization, or similar transactions. Prior to completion of the IPO in March 2012, the number of shares issuable upon exercise of the warrants were subject to potential increases pursuant to certain antidilution rights included in the agreements. Following completion of the IPO in March 2012, and pursuant to an investor rights agreement between the Company and the holders of the warrants, the holders of the warrants have the right in certain circumstances to require the Company to register the warrants or the underlying shares of common stock for resale under the Securities Act. The Company does not have a sufficient number of shares currently registered and available to satisfy the request for registration, if such is made. As of September 27, 2013, no exercise of the warrants had occurred and no request had been made to register the warrants or any underlying securities for resale by the holders.

The inclusion of antidilution rights and the subsequent registration rights result in the warrants being recorded outside stockholders’ equity (deficit) and as a liability in accordance with authoritative accounting literature. The Company is recording the estimated fair values of the warrants as a long-term liability in the accompanying consolidated financial statements with changes in the estimated fair value being recorded in the accompanying statements of operations. The following is a summary of the activity of the warrant liability (in thousands):

Balance—September 30, 2011	$10,736
Change in estimated fair value	(3,175)

Balance—September 28, 2012	7,561
Change in estimated fair value	4,312

Balance—September 27, 2013	$11,873

On March 8, 2012, the Company’s board of directors and stockholders approved a one-for-four reverse stock split of its common stock, which took effect on March 9, 2012. All share and per share amounts relating to the Company’s common stock in these consolidated financial statements give effect to the reverse stock split for all periods presented.